Stockholders' Deficit	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Stockholders' Deficit
4.	Stockholders’ Deficit

The Company’s authorized capital consists of 30,000,000 shares of common stock with a par value of $0.01 per share.

As of December 31, 2020 and 2019, the Company has issued and outstanding 8,575,000 common shares.